Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Administrative Expenses
Schedule of administrative expenses

	2015	2016	2017
	MCh$	MCh$	MCh$

General administrative expenses	194,159	209,304	211,611
Outsources services	47,932	46,923	51,949
Marketing expenses	32,509	32,781	30,698
Taxes, payroll taxes and contributions	12,513	14,161	14,242
Board expenses	2,861	3,175	2,955

Total	289,974	306,344	311,455